Off Balance Sheet Transactions	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Off Balance Sheet Transactions
49.	OFF BALANCE SHEET TRANSACTIONS
In addition to Note 4, the Bank maintains different off balance sheet transactions, pursuant to the BCRA standards. The composition of the amounts of the main off balance sheet transactions as of December 31, 2023 and 2022, is as follows:

Composition	12/31/2023	12/31/2022
Custody of government and private securities and other assets held by third parties	3,487,291,513	2,257,608,251
Preferred and other collaterals received from customers (1)	804,907,126	583,896,569
Securities received guarantee repurchase transactions (see Note 7)	679,456,540	212,163,266
Checks already deposited and pending clearance	109,014,652	52,405,298
Outstanding checks not yet paid	79,104,701	62,104,463
Written-off credits	29,954,761	20,246,250

(1)	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.